Organization and Background - Additional information (Detail) $ / shares in Units, R$ in Thousands				12 Months Ended
	Apr. 29, 2019 $ / shares	Apr. 18, 2017 USD ($) $ / shares shares	Apr. 18, 2017 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 BRL (R$) shares	Feb. 22, 2017 USD ($)
Disclosure of organization and principal activities [line items]
Reverse stock split description		1.0 for 3.0 share split	1.0 for 3.0 share split	1.0 for 3.0 share split	1.0 for 3.0 share split
Reverse stock split ratio		0.33	0.33	0.33	0.33
Outstanding convertible notes and embedded derivative				$ 59,069,000				R$ 228,879		R$ 285,971
Accumulated losses				(304,135,000)				(1,178,464)		(847,125)
Net loss				85,778,000	R$ 332,374	R$ 170,345	R$ 151,896
Net cash provided by (used in) continuing operating activities				(25,990,000)	R$ (100,707)	R$ 43,502	(7,778)
Current assets (liabilities)								23,681		317,228
Restricted cash and cash equivalents				5,556,000				21,529		34,445
Tax credits				$ 0			R$ 5,500	0		R$ 10,118
Collateral [member]
Disclosure of organization and principal activities [line items]
Restricted cash and cash equivalents								88,760
Judicial deposits [member]
Disclosure of organization and principal activities [line items]
Tax credits								R$ 101,971
Merger agreement [member]
Disclosure of organization and principal activities [line items]
Cash receivable for each common share | $ / shares	$ 2.00
Percentage of capital stock holders entered into voting and support agreement	47.90%
Initial public offering [member] | Common shares [member]
Disclosure of organization and principal activities [line items]
Number of common shares issued | shares		8,250,000
Offering price per common share | $ / shares		$ 18.00
Gross proceeds from common share issue		$ 148,500,000	R$ 459,700
Net proceeds from common share issue		134,200,000	415,600
Underwriting discounts and commissions		9,700,000	29,900
Offering expenses		$ 4,600,000	R$ 14,200
Convertible notes [member]
Disclosure of organization and principal activities [line items]
Aggregate principal amount | $											$ 30,000,000
Discount price percentage									10.00%	10.00%
Outstanding convertible notes and embedded derivative									$ 30,400,000	R$ 94,200
Number of common shares issued | shares									1,870,709	1,870,709